Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a Registration Rights Agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of the Company’s securities held by them. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by us, subject to certain limitations. The Registration Rights Agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Closing, the existing Registration Rights Agreement, dated as of January 6, 2021, between the Company and the Sponsor will be amended and restated and the Company, the Sponsor, and certain persons and entities holding securities of Near prior to the Closing (collectively, together with the Sponsor, the “Reg Rights Holders”) will enter into an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will agree that, within 30 days after the Closing, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders (the “Resale Registration Statement”), and the Company will use its reasonable best efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof, but in no event later than 60 days (or 90 days if the SEC notifies the Company that it will review the Resale Registration Statement). In certain circumstances, each of the Reg Rights Holders can demand up to two underwritten offerings and will be entitled to piggyback registration rights, in each case subject to certain limitations set forth in the A&R Registration Rights Agreement.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Legal Fees

As of September 30, 2022 and December 31, 2021, the Company has incurred legal fees of $1,424,421 and $118,550, respectively, payments for which are contingent upon the consummation of the Business Combination, of which such amounts are included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Advisor Agreement

On September 16, 2021, the Company entered into an advisor agreement, in which the advisor (CF&CO) will act as the Company’s placement agent and arranger in connection with any financing. Additionally, the advisor will act as a capital markets advisor in connection with the Target Business Combination. The Company agrees to pay the advisor the following (i) $6 million if the Total Capital (as hereinafter defined) involved in the Financing and Target Business Combination is less than $175.5 million (ii) $8 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $175.5 million but less than $225 million; or (iii) $10 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $225 million. For purposes of this Agreement, “Total Capital” means the aggregate amount of proceeds received from any Financing plus the total amount of proceeds raised in connection with the initial public offering of the Company (the “IPO”) that remain in the Trust Account at the time of the closing of the Target Business Combination, after giving effect to redemptions of any Public Stockholders. Upon the earlier of (i) the consummation of the Target Business Combination or any other Business Combination, (ii) the liquidation of the Company in accordance with its organizational documents if it does not consummate a Business Combination prior to its deadline to do so (as such deadline may be extended by amendment to the Company’s organizational documents), or (iii) termination of this Agreement, the Company will promptly reimburse CF&CO for its out-of-pocket expenses reasonably incurred by CF&CO in connection with CF&CO rendering its services under this Agreement, including the fees and disbursements of legal counsel, whether or not any Financing occurs; provided that, except as contemplated by the Indemnification Provisions, such expenses will not exceed $50,000 in the aggregate, in each case unless approved in writing (including e-mail) by the Company in advance (not to be unreasonably withheld, delayed or conditioned).

Merger Agreement

On May 18, 2022, the Company entered into the Merger Agreement. Unless otherwise defined herein, the capitalized terms used below have the meanings given to them in the Merger Agreement.

Near, a global leader in privacy-led data intelligence, curates one of the world’s largest sources of intelligence on people, places and products. Near processes data from over 1.6 billion unique user IDs, in over 70 million places across 44 countries to empower marketing and operational data leaders to confidently reach, understand and market to consumers and optimize their business results. Near has offices in Los Angeles, Silicon Valley, Paris, Bangalore, Singapore, Sydney and Tokyo. Near serves major enterprises in retail, real estate, restaurants, tourism, technology, marketing and other industries.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, immediately prior to the Closing, (i) the First Merger will be consummated, as a result of which all of the issued and outstanding capital stock of Near will no longer be outstanding and will automatically be cancelled and will cease to exist in exchange for the right to receive the Merger Consideration (as defined below), and (ii) the Second Merger will be consummated, as a result of which all of the issued and outstanding capital stock of Near will no longer be outstanding and will automatically be cancelled and will cease to exist and each membership interest of Merger Sub 2 will remain outstanding as a membership interest of the surviving entity. Following the Business Combination, KludeIn will change its name to “Near Intelligence, Inc.”, or such other name as may be mutually agreed to by KludeIn and Near.

The Company’s securities (the “Merger Consideration”) payable to Near security holders from the Company at the effective time of the First Merger (the “First Effective Time”) will have an aggregate value equal to, without duplication, (i) the Company Base Value (as defined below), (ii) minus (or plus, if negative), the Closing Net Debt, (iii) (x) plus, in the event that the Closing Net Working Capital Amount exceeds the Target Net Working Capital Amount, the difference between the Closing Net Working Capital Amount and the Target Net Working Capital Amount, or (y) minus, in the event that the Closing Net Working Capital Amount is less than the Target Net Working Capital Amount, the difference between the Closing Net Working Capital Amount and the Target Net Working Capital Amount, and (iv) minus the amount of any unpaid Company Transaction Expenses. For purposes of the Merger Agreement, “Company Base Value” is an amount equal to Six Hundred Seventy-Five Million U.S. Dollars ($675,000,000) plus the amount of any Permitted Equity Financing. A “Permitted Equity Financing” is any equity financing transaction or series of equity financing transactions entered into by Near on or after the date of the Merger Agreement, by way of issuance, subscription or sale, which results in cash proceeds to Near prior to the First Effective Time in an amount not exceeding Fifty Million U.S. Dollars ($50,000,000), in exchange for shares of stock or convertible securities of Near (excluding, for the avoidance of doubt, any instrument issued by Near in connection with the Permitted Debt contemplated under the Merger Agreement).

The Merger Consideration to be paid to the Near security holders will be paid solely by the delivery of new Company securities in accordance with the conversion ratio specified in the Merger Agreement. In accordance with the terms and subject to the conditions of the Merger Agreement, at the First Effective Time (i) each share of Near’s common stock outstanding as of immediately prior to the First Effective Time will be converted into a right to receive a number of shares of the Company’s Class A common stock (“Purchaser Class A Common Stock”) (with each valued at $10.00 per share), (ii) each outstanding Near restricted stock unit (whether vested or unvested) will be assumed by the Company and converted into a restricted stock unit of the Company, (iii) each outstanding Near warrant that is issued and outstanding will be assumed by the Company and converted into a corresponding warrant to purchase shares of Purchaser Class A Common Stock, in accordance with the terms of such warrants, and (iv) to the extent there are any other Near convertible securities, if not exercised or converted prior to the First Effective Time, such security will be cancelled, retired and terminated and cease to represent a right to acquire, be exchanged for or convert into shares of Purchaser Class A Common Stock.

The material terms and conditions of the Merger Agreement and the related ancillary agreements, including those briefly explained below, were previously disclosed in the Company’s Current Report on Form 8-K filed by the Company with the SEC on May 19, 2022.

Common Stock Subscription Agreement

Simultaneously with the execution and delivery of the Merger Agreement, KludeIn entered into a common stock purchase agreement (the “Common Stock Purchase Agreement”) and related registration rights agreement (the “CF Registration Rights Agreement”) with CF Principal Investments LLC (“CF”). Pursuant to the Common Stock Purchase Agreement, following the Closing, Near, as KluedIn’s successor, has the right to sell to CF up to a Total Commitment (as defined in the Common Stock Purchase Agreement) of $100,000,000 in shares of Near’s Common Stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Near is obligated under the Common Stock Purchase Agreement and the CF Registration Rights Agreement to file a registration statement with the SEC to register under the Securities Act for the resale by CF of shares of Common Stock that Near may issue to CF under the Common Stock Purchase Agreement.

Near will not have the right to commence any sales of Common Stock to CF under the Common Stock Purchase Agreement until the Commencement (as defined in the Common Stock Purchase Agreement), which is the time when all of the conditions to the Near’s right to commence sales of Common Stock to CF set forth in the Common Stock Purchase Agreement have been satisfied, including that a registration statement relating to the Common Stock is filed and declared effective by the SEC.

After the Commencement, Near will have the right, from time to time at its sole discretion until the first day of the month next following the 36-month period from and after the Commencement, to direct CF to purchase up to a specified maximum amount of shares of Common Stock as set forth in the Common Stock Purchase Agreement. Near will control the timing and amount of any sales of the Common Stock to CF. Actual sales of shares of the Common Stock to CF under the Common Stock Purchase Agreement will depend on a variety of factors to be determined by Near from time to time, including, among other things, market conditions, and the trading price of the Common Stock.

The purchase price of the shares of Common Stock that Near elects to sell to CF pursuant to the Common Stock Purchase Agreement will be the volume weighted average price of the Common Stock during the applicable purchase date on which Near has timely delivered written notice to CF directing it to purchase the shares of Common Stock under the Common Stock Purchase Agreement. Near will receive 98% of the volume weighted average price of the Common Stock so sold.

In connection with the execution of the Common Stock Purchase Agreement, Near will issue to CF shares of Common Stock in an amount equal to $2,000,000 at a per share price based on the price of Near’s Common Stock on the Commencement Date, as consideration for CF’s irrevocable commitment to purchase the shares of Common Stock upon the terms and subject to the satisfaction of the conditions set forth in the Common Stock Purchase Agreement.

Registration Statement on Form S-4

The Company initially filed a Registration Statement on Form S-4, as amended, with the SEC on July 1, 2022 along with subsequent amendments on September 9, 2022, October 19, 2022 and November 10, 2022, in connection with the registration under the Securities Act of the shares of the Company’s Class A common stock to be issued under the Merger Agreement as the Merger Consideration. However, there is no assurance as to when or if this Registration Statement will be declared effective by the SEC.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of our securities held by them. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by us, subject to certain limitations.

The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Legal Fees

As of December 31, 2021, the Company has incurred legal fees of $118,550, payment for which are contingent upon the consummation of the Business Combination, of which such amount is included in accrued expenses in the accompanying balance sheet. There were no contingent fees incurred in 2020, nor was there an accrual outstanding as of December 31, 2020.